TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Vat Recoverable	$ 1,573	$ 790
Gst Recoverable	25	26
Income Taxes Recoverable	2,648	2,548
Total Taxes Recoverable	$ 4,246	$ 3,364